Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS — 96.85% Shares Fair Value
Consumer Discretionary — 9.95%
Dana, Inc. 312,825 $ 5,674,646
Group 1 Automotive, Inc. 9,495 2,030,506
Guess, Inc. 100,916 2,338,223
Hanesbrands, Inc. 378,720 3,196,397
International Game Technology PLC 165,749 4,384,061
KB Home 71,888 2,764,094
Kontoor Brands, Inc. 88,396 4,221,792
24,609,719
Consumer Staples — 2.47%
Primo Water Corp. 152,971 2,393,996
United Natural Foods, Inc.
(a)
89,219 3,713,295
6,107,291
Energy — 9.78%
Chord Energy Corp. 20,186 2,893,259
Comstock Resources, Inc. 179,705 2,183,416
Enerplus Corp. 238,795 4,238,611
EnerSys 31,633 2,626,172
Murphy Oil Corp. 43,196 1,883,778
Oil States International, Inc.
(a)
456,224 3,905,277
Ranger Oil Corp., Class A 78,820 3,310,440
World Fuel Services Corp. 110,644 3,131,225
24,172,178
Financials — 21.98%
Affiliated Managers Group, Inc. 35,716 6,169,582
Associated Banc-Corp. 208,831 4,679,903
Axos Financial, Inc.
(a)
75,347 3,625,698
CNO Financial Group, Inc. 184,385 4,749,758
F.N.B. Corp. 317,968 4,537,403
Fulton Financial Corp. 280,077 4,685,688
Hancock Whitney Corp. 91,810 4,726,379
Lazard Ltd., Class A 108,226 4,337,698
MGIC Investment Corp. 328,691 4,641,117
Old National Bancorp 204,621 3,580,868
Prosperity Bancshares, Inc. 37,202 2,822,144
Umpqua Holdings Corp. 218,887 3,983,743
Unum Group 42,698 1,794,597
54,334,578
Health Care — 4.83%
Ironwood Pharmaceuticals, Inc., Class A
(a)
299,939 3,455,297
MEDNAX, Inc.
(a)
145,337 2,230,923
Sage Therapeutics, Inc.
(a)
32,850 1,456,569
Select Medical Holdings Corp. 112,744 3,277,468
Vanda Pharmaceuticals, Inc.
(a)
196,538 1,509,412
11,929,669
Industrials — 14.39%
Advanced Energy Industries, Inc. 37,912 3,515,959

Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
Allison Transmission Holdings, Inc. 105,702 4,765,046
Crane Holding Co. 36,941 4,281,831
Curtiss-Wright Corp. 18,386 3,048,399
DHT Holdings, Inc. 309,585 2,653,143
EMCOR Group, Inc. 25,664 3,804,688
Hillenbrand, Inc. 69,499 3,256,723
KBR, Inc. 50,834 2,604,226
Kennametal, Inc. 72,848 2,076,168
nVent Electric PLC 84,126 3,344,009
SMART Global Holdings, Inc.
(a)
129,344 2,223,423
35,573,615
Materials — 13.59%
Alamos Gold, Inc., Class A 491,595 5,427,209
Eagle Materials, Inc. 32,014 4,676,605
Hudbay Minerals, Inc. 207,233 1,201,951
Minerals Technologies, Inc. 41,053 2,851,131
Pan American Silver Corp. 157,634 2,873,668
UFP Industries, Inc. 43,475 4,067,086
Univar Solutions, Inc.
(a)
136,971 4,722,760
Warrior Met Coal, Inc. 110,400 4,181,952
Worthington Industries, Inc. 63,022 3,584,061
33,586,423
Real Estate — 5.61%
Apple Hospitality REIT, Inc. 189,683 3,363,079
CareTrust REIT, Inc. 159,628 3,307,492
CTO Realty Growth, Inc. 36,254 712,029
Lexington Realty Trust 290,243 3,352,307
Retail Opportunity Investments Corp. 198,588 3,143,648
13,878,555
Technology — 12.17%
Cohu, Inc.
(a)
95,413 3,442,501
Progress Software Corp. 83,155 4,410,541
Sanmina Corp.
(a)
60,735 3,700,584
Sapiens International Corp. N.V. 53,203 1,205,580
Science Applications International Corp. 41,960 4,354,609
TTM Technologies, Inc.
(a)
333,068 5,235,829
Ultra Clean Holdings, Inc.
(a)
89,512 3,012,079
Vishay Intertechnology, Inc. 206,996 4,738,138
30,099,861
Utilities — 2.08%
National Fuel Gas Co. 88,767 5,153,812
Total Common Stocks (Cost $194,842,256) 239,445,701
MONEY MARKET FUNDS - 3.50%
Federated Hermes Government Obligations Fund, Institutional Class, 4.15%
(b)
8,650,869 8,650,869
Total Money Market Funds (Cost $8,650,869) 8,650,869
Total Investments — 100.35% (Cost $203,493,125) 248,096,570

Foundry Partners Fundamental Small Cap Value Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
Liabilities in Excess of Other Assets — (0.35)% (869,516)
NET ASSETS — 100.00% $ 247,227,054
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.
REIT - Real Estate Investment Trust